STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Income Statement [Abstract]
REVENUE		$ 39,000	$ 10,600	$ 115,551
OPERATING EXPENSES
Direct cost of revenue		11,603		46,626
General and administrative	$ 10,500	298,421	$ 19,343	386,601
General and administrative - related party	9,000	48,650	13,500	413,257
Total operating expenses	$ 19,500	358,674	32,843	846,484
OTHER INCOME
Interest income		1	$ 23	61
Interest expense		(11,965)
Total other income		(11,964)	$ 23	61
Net loss before income tax benefit	$ (19,500)	$ (331,638)	$ (22,220)	$ (730,872)
Income tax benefit
NET LOSS	$ (19,500)	$ (331,638)	$ (22,220)	$ (730,872)
Loss per share - basic and diluted	$ .00	$ (.02)	$ 0.00	$ (0.05)
Weighted average number of shares outstanding - basic and diluted	10,619,487	15,054,797	13,243,110	14,134,180